Note 27	6 Months Ended
Jun. 30, 2023
Accumulated other comprehensive income [abstract]
Disclosure of Accumulated Other Comprehensive Income [Text Block]	Accumulated other comprehensive income
The breakdown of the balance under this heading in the condensed consolidated balance sheet is as follows:

Accumulated other comprehensive income (loss). Breakdown by concepts (Millions of Euros)
	Notes	June 2023	December 2022
Items that will not be reclassified to profit or loss		(1,958)	(1,881)
Actuarial gains (losses) on defined benefit pension plans		(939)	(760)
Non-current assets and disposal groups classified as held for sale		—	—
Fair value changes of equity instruments measured at fair value through other comprehensive income	12.2	(1,077)	(1,194)
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		58	72
Items that may be reclassified to profit or loss		(14,961)	(15,760)
Hedge of net investments in foreign operations (effective portion)		(2,197)	(1,408)
Mexican peso		(2,835)	(1,751)
Turkish lira		657	358
Other exchanges		(19)	(15)
Foreign currency translation		(11,573)	(13,078)
Mexican peso		(465)	(2,791)
Turkish lira		(7,598)	(6,599)
Argentine peso		(910)	(868)
Venezuela Bolívar		(1,866)	(1,850)
Other exchanges		(733)	(969)
Hedging derivatives. Cash flow hedges (effective portion)		(243)	(447)
Fair value changes of debt instruments measured at fair value through other comprehensive income	12.2	(943)	(809)
Non-current assets and disposal groups classified as held for sale		—	—
Share of other recognized income and expense of investments in joint ventures and associates		(5)	(18)
Total		(16,919)	(17,642)
The balances recognized under these headings are presented net of tax.